CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
ASSETS
Cash		¥ 29,745,574	$ 4,383,955	¥ 98,874,577
Short-term investments		9,000,000	1,327,174	3,599,211
Total Current Assets		228,970,875	33,746,128	356,157,898
Total Assets		639,446,774	94,242,791	525,621,125
LIABILITIES AND SHAREHOLDERS' EQUITY
Total Current Liabilities		83,725,152	12,339,560	60,568,863
Warrant liability - non-current				688
Total Liabilities		87,016,372	12,824,626	71,651,378
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		827,448,759	121,950,857	692,569,747
Accumulated deficit		(292,560,687)	(43,118,110)	(262,900,639)
Accumulated other comprehensive income		27,133,454	3,998,976	33,493,895
Total Recon Technology, Ltd' equity		566,327,139	83,466,291	467,427,518
Total Liabilities and Shareholders' Equity		639,446,774	94,242,791	525,621,125
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value	[1]	142,646	21,023	101,548
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value		14,038	2,069	14,038
RECON TECHNOLOGY LTD
ASSETS
Cash		11,953,256	1,761,692	58,938,178	$ 8,686,413	¥ 16,473,018	¥ 236,146,589
Short-term investments				3,599,211
Due from intercompany		661,896,728	97,551,507	467,888,857
Other current assets		603,033	88,875	101,882,614
Total Current Assets		674,453,017	99,402,074	632,308,860
Investment in subsidiaries and VIEs		(106,583,828)	(15,708,512)	(162,651,169)
Total Assets		567,869,189	83,693,562	469,657,691
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		1,542,050	227,270	2,229,485
Total Current Liabilities		1,542,050	227,270	2,229,485
Warrant liability - non-current				688
Total Liabilities		1,542,050	227,270	2,230,173
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		827,448,759	121,950,857	692,569,747
Accumulated deficit		(288,411,758)	(42,506,633)	(258,751,710)
Accumulated other comprehensive income		27,133,454	3,998,976	33,493,895
Total Recon Technology, Ltd' equity		566,327,139	83,466,292	467,427,518
Total Liabilities and Shareholders' Equity		567,869,189	83,693,562	469,657,691
RECON TECHNOLOGY LTD | Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock value		142,646	21,023	101,548
RECON TECHNOLOGY LTD | Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock value		¥ 14,038	$ 2,069	¥ 14,038

[1]	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.